Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 27, 2018
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Jul. 27, 2018
Document Effective Date	Jul. 27, 2018
Prospectus Date	Jul. 27, 2018
Defiance Future Tech ETF | Defiance Future Tech ETF
Prospectus:
Trading Symbol	AUGR
Defiance Quantum ETF | Defiance Quantum ETF
Prospectus:
Trading Symbol	QTUM
Defiance Vehicle & Technology Innovators ETF | Defiance Vehicle & Technology Innovators ETF
Prospectus:
Trading Symbol	ZCAR